July 12, 2006
VIA FEDERAL EXPRESS & EDGAR
John Reynolds, Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-0406

Re:	Santa Monica Media Corporation Amendments 3 and 4 to Registration Statement on Form S-1 File No. 333-128384 Filed on June 5, 2006 and June 15, 2006
Dear Mr. Reynolds:
     On behalf of Santa Monica Media Corporation, a Delaware corporation (the “Company”), we hereby transmit Amendment No. 5 to the above-referenced Registration Statement (the “Registration Statement”), as filed with the United States Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendments 3 and 4 to the Registration Statement filed with the Commission on June 5, 2006 and June 15, 2006, respectively.
     The changes reflected in Amendment No. 5 include those made by the Company in response to the comments of the Staff of the Division of Corporation Finance of the Commission (the “Staff”) set forth in your letter dated July 6, 2006, to David Marshall, Chief Executive Officer of the Company, with respect to the Registration Statement. Amendment No. 5 also includes other changes that are intended to update, clarify and render more complete the information contained therein.
     Capitalized terms used and not defined herein have the respective meanings assigned to them in Amendment No. 5. All references to page numbers and captions correspond to the page numbers and captions in Amendment No. 5, which includes the prospectus as revised.
Registration Statement Cover Page
1.	We note your response to prior comment two of our letter dated May 23, 2006 that the fee table has been revised. We are unable to locate the revision and reissue prior comment two. We note the increase in the common stock being registered in this offering. The new filing fee would only apply to the shares being added. The initial filing fee, $117.70 applies to the shares included in the initial registration statement. Please revise the fee table accordingly.

Company Response.

The filing fee table contained in Amendment No. 5 has been revised.

Prospectus Summary, page 1
2.	We reissue prior comment five of our letter dated May 23, 2006. Please specify the limited exceptions on the transfer of the common stock and warrants currently outstanding.

Company Response.

Page 9 of Amendment No. 5 describes the limited permitted transfers of the currently outstanding common stock and warrants.

3.	Please explain why your discussion on page 7 relating to including a shareholder vote on approval of the board’s recommended plan of dissolution would not commence any time a proxy is filed any time after 90 days from the 18 month date, or if no agreement has been entered into, on the 90th day before the 18 month time period lapses. After the 18-months has elapsed, the six month extension is only for completing the proposed business combination for the letter of intent or merger agreement entered into prior to the expiration of the 18-month time period. Discuss any resultant additional risk to shareholders as a result of this provision, such as the additional time period that may lapse before individuals receive the return of their money.

Company Response.

Page 8 of Amendment No. 5 addresses the Staff’s comments. In addition, pages 15, 16 and 45 of Amendment No. 5 provide information about the estimated dissolution timetable.

4.	We note the statement that you will pay the costs associated with dissolution and liquidation from the remaining assets outside the trust. Provide the basis for your belief that there should be sufficient funds available out of the trust account. Please disclose how you plan to pay these costs if there are inadequate funds outside the trust.

Company Response.

Page 9 of Amendment No. 5 discloses the Company’s estimate that the costs associated with its dissolution and the liquidation of the trust account will not exceed $75,000 and that the Company’s three founders have agreed to provide any additional funds if the amount held by the Company outside the trust account is insufficient to pay those costs.

5.	In light of the actions the company must take to dissolve the company, explain the statement on page 7 that “we will promptly dissolve and distribute to our public stockholders the amount in our trust account.” It appears that there is no guarantee this will occur promptly, if a business combination is not entered into. Revise throughout the prospectus.

Company Response.

The term “promptly” has been removed from Amendment No. 5 in connection with the discussion of the date that the Company will be dissolved and the funds in the trust account will be distributed to the public stockholders.
Summary Financial Data, page 10
6.	Given that the offer and sale of the warrants and the securities underlying the warrants are included in the “units” being registered, the offer and sale of the underlying securities are registered at the time of effectiveness. As a result, it appears you will be required to file timely updates to this registration statement and deliver a current prospectus at the time such warrants are exercised. In light of this fact, please tell us how you plan to account for these warrants upon issuance. In this regard, it appears that pursuant to the guidance in paragraphs 14-18 of EITF 00-19 you may be required to account for the warrants as liabilities marked to fair value each period through the income statement. Paragraph 14 of EITF 00-19 states that if the contract allows the company to net-share or physically settle the contract only by delivering registered shares, it is assumed that the company will be required to net-cash settle the contract, and as a result liability classification will be required. Paragraph 17 of EITF 00-19 states that if the contract requires physical or net-share settlement by delivery of registered shares and does not specify any circumstances under which net-cash settlement is permitted or required, and the contract does not specify how the contract would be settled in the event that the company is unable to deliver registered shares, then net cash settlement is assumed if the company is unable to deliver registered shares (because it is unlikely that nonperformance would be an acceptable alternative). Please tell us how you have considered the guidance in EITF 00-19 in your proposed accounting for your warrants. We note that it appears you are currently assuming that the warrants will be classified as equity upon issuance based on the review of your capitalization table and the summary financial data, as adjusted. If you conclude that liability classification will be required upon issuance, please revise your capitalization table, pro forma disclosures, and dilution information to properly reflect this classification. Additionally, please add disclosure in the document describing your proposed accounting for the warrants upon issuance, including the potential impact for volatility in your income statement given the requirement to mark the warrants to fair value each period.

Company Response.

Based on a reading of EITF 00-19, and specifically paragraphs 14-18, the Company believes that the warrants to be sold to the public stockholders as part of the units will be properly classified as equity. Paragraphs 14 and 17 discuss various settlement possibilities should the warrant holder decide to exercise his warrant. If an issuer is unable to deliver registered shares upon exercise, then net-cash settlement must be assumed and the related warrants would be properly classified as a liability. However, the situations described in EITF 00-19, paragraphs 14-18, are not applicable to the Company. The Warrant Agreement provides that the Company is not obligated to deliver any securities pursuant to the exercise of a public warrant or an underwriters’ warrant and shall have no obligation to settle the warrant exercise unless a registration statement with respect to the common stock is effective. In the event that a registration statement with respect to the common stock underlying a public warrant or underwriters’ warrant is not effective, the holder of the warrant is not be entitled to exercise the warrant and the warrant will have no value and will expire worthless. In no event will the Company be required to net-cash settle the warrant exercise. In the event that a registration statement is not effective for the exercised public warrants and underwriters’ warrant, the purchaser of a unit containing such warrant will have paid the full purchase price for the unit solely for the shares included in such unit.

We note that page 15 of Amendment No. 5 contains a risk factor to the effect that the warrants are not exercisable unless a registration statement is effective and that the Company is not required to net-cash settle the warrants if it is unable to maintain a current prospectus. A similar disclosure is made on page 63 of Amendment No. 5. Section 3.3 of the Warrant Agreement (which has been refiled as Exhibit 4.5) contains a similar disclosure.

7.	Please tell us how you have considered the guidance in EITF 00-19, discussed above, in your proposed accounting for the underwriter purchase option and your determination of whether the instrument meets the scope exception in paragraph 11(a) of SFAS 133. If you conclude liability classification will be required upon issuance, please revise your capitalization table, summary financial data, dilution information and anywhere else in the document as needed, to properly reflect this classification.

Company Response.

As discussed above, the Company also arrived at the conclusion that the warrants included as part of the Underwriters’ Purchase Option will be properly classified as equity. As indicated above, both the Warrant Agreement and the Underwriters’ Purchase Option Agreement provide specifically for no monetary damages should the Company be unable to deliver registered shares upon exercise by the holder. The warrants are indexed to the Company’s common stock and will be classified as equity in the Company’s balance sheet and, accordingly, are not a derivative security under paragraph 11(a) of SFAS 133. See Sections 4.1.1 and 4.1.2 of the Warrant Agreement.
Risk Factors, page 10
8.	Specifically name the individuals who will be personally liable in risk factor five.

Company Response.

Page 14 of Amendment No. 5 names the individuals who will agree to provide indemnification in favor of the Company.

9.	Clarify whether the indemnification provision only covers claims by vendors and prospective target businesses. If there are any limitations on the indemnification provision, clearly disclose.

Company Response.

Page 14 of Amendment No. 5 contains the disclosures requested by the Staff.

10.	Clearly state the risk to the company and/or investors in risk factor seven.

Company Response.

Amendment No. 5 contains the disclosure requested by the Staff.

11.	Risk factor 17 currently contains two risks — the conflicting fiduciary duties in determining which entity to present a business opportunity and conflicts of interest associated with seeking a business combination with an entity affiliated with existing officers, directors or members of the advisory board. Please revise to include separate risk factors.

Company Response.

As requested by the Staff, risk factor No. 17 has been revised.
Use of Proceeds, page 21
12.	We note the statement in footnote one that the loan will be repaid from the proceeds not placed in the trust account. Clarify whether this is in addition to the $500,000 of proceeds that will not be placed in the trust or whether this amount will be paid from this amount. Revise the table itself to reflect the payment of the loan and interest.

Company Response.

Note 1 to the Use of Proceeds table on page 25 discloses that a portion of the offering expenses have been paid, or will be paid, from a $240,000 loan received from Santa Monica Capital Partners, LLC. Since the $240,000 loan is not an offering expense, the Company has chosen to disclose the existence and repayment of the loan in Note 1 (rather than in the offering expenses table). This approach is consistent with the manner in which other registrants treat the repayment of loans from founders.

Note 1 has been revised to indicate that the $500,000 of proceeds not being placed in escrow will be used to repay the loan. To the extent that the $240,000 loan is used prior to the completion of the public offering to pay offering expenses, the amount of proceeds from the public offering that must be applied to the payment of offering expenses will be reduced and such proceeds can instead be applied to the repayment of the loan.

Dilution, page 28
13.	Please explain why the deferred underwriter expense of $3,750,000 has not been deducted to arrive at pro forma net tangible book value.

Company Response.

Because the deferred underwriting discount of $3,750,000 will become payable to the underwriters only if and when an initial business combination is completed, the deferred underwriting discount has not been deducted from the offering proceeds for purposes of determining pro forma net tangible book value.
Proposed Business, page 28
14.	We reissue prior comment 13 of our letter dated May 23, 2006. Since you have not yet identified a target business, certain statements in this section appear speculative. For example, we note the statement that the “knowledge and experience [of management] will assist in unlocking growth for potential business targets requiring new technology as well as those possessing new technology but are unable to market it effectively.” We also note the statement that management believes “a target business would benefit from our ability to identify, source, negotiate, structure, and close strategic investments of all types” and that management believes “we will have access to substantial deal flow for a potential initial business acquisition.” Given the present lack of potential target businesses, such statements are speculative. Please revise the disclosure throughout this section accordingly.

Company Response.

The Proposed Business section has been revised in response to the Staff’s comment.

15.	Please remove the promotional statements in this section, such as the statement that management has demonstrated their ability to achieve high growth in emerging businesses and that the growth was driven by “management’s keen ability to increase customer base, penetrate new markets,” etc.

Company Response.

The Proposed Business section has been revised in response to the Staff’s comment.

16.	We partially reissue prior comment 14 of our letter dated May 23, 2006. Clarify whether you intend to target emerging businesses. If so, given that this is an offering for $150 million, and the target business must have a value of at least 80% of the proceeds of the offering, please explain how you plan to find an emerging company with a value of at least 80% of $150 million. Provide the basis for other statements of management in the discussion of your competitive advantages. We may have further comment.

Company Response.

The Proposed Business section has been revised in response to the Staff’s comment.

17.	We again note you refer to effecting a business combination with a financially unstable company or a company in its early stage of development or growth. If you plan to target these businesses, please add appropriate disclosure throughout the prospectus, including adding a risk factor. Make sure that all known criteria management will be utilizing in evaluating target businesses are clearly disclosed in this section.

Company Response.

The Proposed Business section has been revised in response to the Staff’s comment.

18.	We note that you expect you may be contacted by unsolicited parties regarding potential target businesses. Please clarify in the prospectus whether you have been contacted to date.

Company Response.

Pages 12 and 38 of Amendment No. 5 disclose that the Company has not had any negotiations regarding a proposed business combination.

19.	Please specifically name those individuals that intend to stay with the company following a business combination.

Company Response.

Page 41 of Amendment No. 5 clarifies that there are no assurances that any of the Company’s officers will remain associated with the Company following a business combination.

20.	We reissue prior comment 19 of our letter dated May 23, 2006. Given that management will be negotiating the business combination at the same time as they are negotiating individuals compensation arrangements, please explain the basis for the statement that “the ability of such individuals to remain with the company after the consummation of a business combination will not be the determining factor in our decision as to whether or not we will proceed with any potential business combination.” It appears this may be a significant factor in such determinations. Please revise the disclosure accordingly.

Company Response.

The Proposed Business section has been revised in response to the Staff’s comment.

Management, page 36
21.	We reissue prior comment 21 of our letter dated May 23, 2006. Please provide the complete business experience for each member of management for the past five years, or for such longer period as management voluntarily discloses. Disclose the period during which Mr. Bredlinger was associated with Slam Dunk Productions. We also note the various companies Mr. Pulier bought or co-founded. Disclose the time periods during which he was associated with each company and the capacity. Disclose Mr. Sassa’s business activities from June 2003 to June 2004.

Company Response.

Amendment No. 5 contains the disclosures requested by the Staff.

22.	Add a bulleted point in the conflicts of interest section regarding the fact that the company may enter into a business combination with an affiliated business.

Company Response.

Page 57 of Amendment No. 5 contains the bulleted point requested by the Staff.
Principal Stockholders, page 42
23.	Update the disclosure as of the most recent practicable date.

Company Response.

The table of Principal Stockholders on page 58 of Amendment No. 5 provides share ownership information as of July 1, 2006.
Underwriting, page 50
24.	Please clearly explain the “other conditions” to the obligations of the underwriters in the underwriting agreement.

Company Response.

Page 67 of Amendment No. 5 has been revised to clarify that the “other conditions” are specified in the underwriting agreement.

25.	We reissue prior comment 27 of our letter dated May 23, 2006. Please explain the statement that “if all of the units are not sold at the initial offering price, the underwriters may change the public offering price and other selling terms.”

Explain the “other selling terms” that may be changed. Please tell us how any change in the offering price or other selling terms would be reflected in the prospectus. For example, disclose whether a pre-effective amendment will be filed if the price is changed prior to effectiveness, and whether a post-effective amendment would be filed and declared effective prior to any offers or sales being made at different prices or with different selling terms. We may have additional comment after reviewing your response.

Company Response.

The underwriters have advised the Company that they have no reason to believe that the distribution will not be completed at the initial public offering price. In the unlikely event that all the units were not sold at the initial public offering price, the underwriters, the Company and their respective counsel would consider at that time, in light of all of the facts and circumstances, the need to file a post-effective amendment to the Registration Statement to reflect any reduction in that price. The foregoing would have no impact on the underwriters’ views or intent concerning the exercise of the termination provisions in the underwriting agreement. Standing alone, the inability to complete the distribution at the initial public offering price does not give the underwriters the ability to terminate the underwriting agreement. The underwriters may terminate the underwriting agreement only in certain specific circumstances as will be set forth therein and which are customary in nature.

26.	State whether the shares will be subject to lock-up agreements and, if so, briefly describe the lock-up agreements.

Company Response.

The Underwriting section on page 67 of Amendment No. 5 describes the lock-up agreements entered into by the Company’s existing stockholders.
Financial Statements, page F-1
Note 1 — Organization, Business Operations & Significant Accounting Policies, page F-7
27.	We note your response to prior comment 31. Please tell us why you believe that companies with market capitalizations ranging from $611 million to $112 billion would be considered comparable. We note that your proposed offering would imply a market capitalization of less than $200 million. Refer to paragraph A22 of FAS 123(R), and revise the selected companies and your disclosure accordingly.

Company Response.

The Company has revised its methodology and calculations to be in accordance with paragraph A22 of FAS 123(R), and all changes are disclosed in Note 7 to the financial statements.

28.	We note that the volatility assumption for the comparable companies appears to have been calculated based on a 260-day period. Please revise to calculate the volatility for each company using a period equal to the expected term of the UPO.

Company Response.

The applicable period has been revised to a 1000-day trading period (4 years).
Note 7 Common Stock and Warrants, page F-10
29.	We note your response to prior comment 36. Please revise your financial statement disclosures to include the specific representations made in your supplemental response. We believe that such disclosures are necessary since the fair value of the units transferred significantly exceeds the consideration received by the principal stockholder for the transfer.

Company Response.

Amendment No. 5 contains the changes requested by the Staff.
Undertakings
30.	Provide the undertakings required by Item 512(a)(5) of Regulation S-K, as applicable.

Company Response.

The undertakings set forth in Item 512(a)(5) of Regulation S-K are applicable if an issuer is relying upon Rule 430B or 430C under the Securities Act of 1933. Since the Company is not relying upon Rule 430B or 430C (but will instead rely upon Rule 430A), the Item 512(a)(5) undertakings have not been included in Amendment No. 5.
Exhibits
31.	Please explain why paragraph 4 of exhibit 10.1 was omitted.

Company Response.

The first draft of Exhibit 10.1 prepared by the underwriters contained a Paragraph No. 4 with terms that were inconsistent with the understanding of the Company’s officers regarding their proposed agreement with the Company. Following negotiations between the underwriters and the Company’s officers, Paragraph No. 4 was deleted from Exhibit 10.1.

All questions and comments regarding the foregoing can be addressed to the undersigned at (310) 789-1290.

Kind regards,
/s/ David L. Ficksman
David L. Ficksman
of Troy & Gould

cc:	Marc Brown David Marshall Duc Dang David Spivak Ann Chamberlain